Investment Portfolio - March 31, 2021

(unaudited)

HIGH YIELD BOND SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS - 0.8%

Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Jonah Energy Parent LLC*[2]	65,341	$980,115
Lonestar Resources US, Inc.*	76,108	426,205
TOTAL COMMON STOCKS (Identified Cost $1,619,304)		1,406,320

PREFERRED STOCKS - 0.2%

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Dynagas LNG Partners LP, Series A (Monaco)[3]
(Identified Cost $377,544)	15,320	390,047

LOAN ASSIGNMENTS - 1.1%

American Axle & Manufacturing, Inc., Tranche B Term Loan, (1 mo. LIBOR US + 2.25%), 3.00%, 4/6/2024[4]
(Identified Cost $1,811,974)	1,816,318	1,805,257

CORPORATE BONDS - 92.1%

Non-Convertible Corporate Bonds- 92.1%
Communication Services - 3.2%
Diversified Telecommunication Services - 1.0%
Lumen Technologies, Inc., 7.50%, 4/1/2024	1,445,000	1,619,628
Media - 2.2%
Beasley Mezzanine Holdings LLC, 8.625%, 2/1/2026[5]	1,575,000	1,582,875
TEGNA, Inc., 4.625%, 3/15/2028	2,215,000	2,253,763
		3,836,638
Total Communication Services		5,456,266
Consumer Discretionary - 8.8%
Automobiles - 2.8%
Ford Motor Co., 9.00%, 4/22/2025	2,705,000	3,276,066
PM General Purchaser LLC, 9.50%, 10/1/2028[5]	1,450,000	1,547,875
		4,823,941
Hotels, Restaurants & Leisure - 1.8%
Affinity Gaming, 6.875%, 12/15/2027[5]	1,370,000	1,443,638
International Game Technology plc, 4.125%, 4/15/2026[5]	1,500,000	1,541,370
		2,985,008
Household Durables - 4.2%
FXI Holdings, Inc., 12.25%, 11/15/2026[5].	2,255,000	2,576,337
STL Holding Co. LLC, 7.50%, 2/15/2026[5].	2,830,000	2,943,200
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Household Durables (continued)
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	1,540,000	$1,701,700
		7,221,237
Total Consumer Discretionary		15,030,186
Consumer Staples - 2.7%
Food & Staples Retailing - 2.7%
C&S Group Enterprises LLC, 5.00%, 12/15/2028[5]	2,270,000	2,207,575
KeHE Distributors LLC - KeHE Finance Corp., 8.625%, 10/15/2026[5]	2,242,000	2,494,225
Total Consumer Staples		4,701,800

Energy - 17.5%
Oil, Gas & Consumable Fuels - 17.5%
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025[5]	4,200,000	3,927,000
CNX Midstream Partners LP - CNX Midstream Finance Corp., 6.50%, 3/15/2026[5]	2,416,000	2,458,280
DCP Midstream Operating LP, 5.375%, 7/15/2025	1,465,000	1,587,511
Guara Norte Sarl (Brazil), 5.198%, 6/15/2034[5]	2,400,000	2,353,920
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/2026[5]	2,560,000	2,061,312
Navigator Holdings Ltd., 8.00%, 9/10/2025[5]	2,750,000	2,860,000
New Fortress Energy, Inc.
6.75%, 9/15/2025[5]	2,260,000	2,321,924
6.50%, 9/30/2026[5]	1,480,000	1,489,620
NGL Energy Partners LP - NGL Energy Finance Corp., 7.50%, 11/1/2023	2,330,000	2,248,450
Oasis Midstream Partners LP - OMP Finance Corp., 8.00%, 4/1/2029[5]	2,535,000	2,604,712
PetroTal Corp. (Peru), 12.00%, 2/16/2024[5]	1,600,000	1,600,000
Talos Production, Inc., 12.00%, 1/15/2026[5]	2,590,000	2,530,948
Tiger Holdco Pte Ltd. (India), 13.00% (8% Cash and 5% PIK, 13% PIK), 6/10/2023[5,6]	2,000,000	2,006,580
Total Energy		30,050,257

Financials - 28.6%
Banks - 1.5%
Lloyds Bank plc (United Kingdom), (3 mo. LIBOR US + 11.756%), 12.00%[3,5,7]	2,250,000	2,497,500

Investment Portfolio - March 31, 2021

(unaudited)

HIGH YIELD BOND SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets - 7.5%
Advisor Group Holdings, Inc., 10.75%, 8/1/2027[5]	1,382,000	$1,546,638
Drawbridge Special Opportunities Fund LP - Drawbridge Special Opportunities Fin, 3.875%, 2/15/2026[5]	2,400,000	2,460,798
Gladstone Capital Corp., 5.125%, 1/31/2026	2,000,000	2,102,500
Owl Rock Technology Finance Corp., 4.75%, 12/15/2025[5]	1,975,000	2,111,434
PennantPark Floating Rate Capital Ltd., 4.25%, 4/1/2026	2,300,000	2,304,594
StoneX Group, Inc., 8.625%, 6/15/2025[5]	2,230,000	2,355,437
		12,881,401
Consumer Finance - 7.2%
Credit Acceptance Corp., 6.625%, 3/15/2026	2,370,000	2,494,425
Navient Corp., 6.75%, 6/25/2025	2,775,000	3,014,344
OneMain Finance Corp., 7.125%, 3/15/2026	1,375,000	1,585,856
PRA Group, Inc., 7.375%, 9/1/2025[5]	1,955,000	2,091,850
SLM Corp.
5.125%, 4/5/2022	1,483,000	1,516,368
4.20%, 10/29/2025	1,620,000	1,701,032
		12,403,875
Diversified Financial Services - 4.1%
Burford Capital Global Finance LLC, 6.25%, 4/15/2028[5]	3,000,000	3,075,000
FS Energy & Power Fund, 7.50%, 8/15/2023[5]	2,415,000	2,427,075
Oxford Finance LLC - Oxford Finance Co-Issuer II, Inc., 6.375%, 12/15/2022[5]	1,480,000	1,501,904
		7,003,979
Insurance - 2.4%
Genworth Mortgage Holdings, Inc., 6.50%, 8/15/2025[5]	3,745,000	4,046,940
Mortgage Real Estate Investment Trusts (REITS) - 3.3%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 5.25%, 10/1/2025[5]	2,335,000	2,335,000
Starwood Property Trust, Inc., 4.75%, 3/15/2025	3,165,000	3,286,156
		5,621,156
Thrifts & Mortgage Finance - 2.6%
MGIC Investment Corp., 5.25%, 8/15/2028	2,060,000	2,144,975
Radian Group, Inc., 4.875%, 3/15/2027	2,205,000	2,312,494
		4,457,469
Total Financials		48,912,320
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care - 0.8%
Pharmaceuticals - 0.8%
Teva Pharmaceutical Finance Netherlands III B.V. (Israel), 6.75%, 3/1/2028	1,200,000	$1,348,200
Industrials - 18.7%
Aerospace & Defense - 0.8%
Howmet Aerospace, Inc., 6.875%, 5/1/2025	1,235,000	1,431,056
Airlines - 3.7%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[5]	3,128,112	3,473,470
United Airlines Pass-Through Trust, Series 2019-2, Class B, 3.50%, 5/1/2028	1,285,802	1,251,029
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.60%, 3/1/2026	1,528,322	1,545,623
		6,270,122
Commercial Services & Supplies - 3.4%
CPI CG, Inc., 8.625%, 3/15/2026[5]	2,345,000	2,457,067
Prime Security Services Borrower LLC - Prime Finance, Inc., 5.75%, 4/15/2026[5]	3,070,000	3,313,221
		5,770,288
Construction & Engineering - 3.4%
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/2026[5]	2,321,000	2,419,642
Dycom Industries, Inc., 4.50%, 4/15/2029[5]	1,555,000	1,557,395
Fluor Corp., 3.50%, 12/15/2024	1,865,000	1,919,783
		5,896,820
Electrical Equipment - 0.9%
EnerSys, 4.375%, 12/15/2027[5]	1,485,000	1,518,412
Marine - 5.6%
American Tanker, Inc. (Norway), 7.75%, 7/2/2025	3,950,000	4,028,192
Danaos Corp. (Greece), 8.50%, 3/1/2028[5]	2,300,000	2,458,125
Navios South American Logistics, Inc. - Navios Logistics Finance US, Inc. (Uruguay), 10.75%, 7/1/2025[5]	1,380,000	1,521,450
Seaspan Corp. (Hong Kong), 6.50%, 2/5/2024[5]	1,600,000	1,652,000
		9,659,767

Investment Portfolio - March 31, 2021

(unaudited)

HIGH YIELD BOND SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Trading Companies & Distributors - 0.9%
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 8/1/2027[5]	1,320,000	$1,503,150
Total Industrials		32,049,615
Information Technology - 1.8%
Communications Equipment - 0.9%
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	1,305,000	1,436,140
Software - 0.9%
LogMeIn, Inc., 5.50%, 9/1/2027[5]	1,515,000	1,586,023
Total Information Technology		3,022,163

Materials - 6.0%
Metals & Mining - 6.0%
Copper Mountain Mining Corp. (Canada), 8.00%, 4/9/2026	3,200,000	3,120,000
IAMGOLD Corp. (Burkina Faso), 5.75%, 10/15/2028[5]	2,555,000	2,587,704
Infrabuild Australia Pty Ltd. (Australia), 12.00%, 10/1/2024[5]	2,479,000	2,479,000
Joseph T Ryerson & Son, Inc., 8.50%, 8/1/2028[5]	1,789,000	2,003,680
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining (continued)
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022[8,9]	6,535,000	$653
Total Materials		10,191,037
Real Estate - 1.8%
Equity Real Estate Investment Trusts (REITS) - 0.8%
HAT Holdings I LLC - HAT Holdings II LLC, 3.75%, 9/15/2030[5]	1,400,000	1,347,500
Real Estate Management & Development - 1.0%
Realogy Group LLC - Realogy Co-Issuer Corp., 5.75%, 1/15/2029[5]	1,775,000	1,750,594
Total Real Estate		3,098,094
Utilities - 2.2%
Electric Utilities - 0.7%
Talen Energy Supply LLC, 6.50%, 6/1/2025	1,465,000	1,176,578
Water Utilities - 1.5%
Solaris Midstream Holdings LLC, 7.625%, 4/1/2026[5]	2,585,000	2,643,163
Total Utilities		3,819,741
TOTAL CORPORATE BONDS (Identified Cost $153,317,197)		157,679,679
SHORT-TERM INVESTMENT - 7.8%
Dreyfus Government Cash Management, Institutional Shares, 0.03%[10]
(Identified Cost $13,436,715)	13,436,715	13,436,715
TOTAL INVESTMENTS - 102.0% (Identified Cost $170,562,734)		174,718,018
LIABILITIES, LESS OTHER ASSETS - (2.0%)		(3,486,906)
NET ASSETS - 100%		$171,231,112

LIBOR - London Interbank Offered Rate

*Non-income producing security.

1Amount is stated in USD unless otherwise noted.

2Security has been valued using significant unobservable inputs.

3Security is perpetual in nature and has no stated maturity date.

4Floating rate security. Rate shown is the rate in effect as of March 31, 2021.

5Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2021 was $105,272,563, which represented 61.5% of the Series’ Net Assets.

6Represents a Payment-in-Kind bond.

Investment Portfolio - March 31, 2021

(unaudited)

7Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of March 31, 2021.

8Issuer filed for bankruptcy and/or is in default of interest payments.

9Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The security was acquired on October 10, 2017, September 6, 2018 and on dates between May 8, 2020 and May 15, 2020 at an aggregate cost of $1,518,841. The value of the security at March 31, 2021 was $653, or less than 0.1% of the Series’ Net Assets.

10Rate shown is the current yield as of March 31, 2021.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2021 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Energy	$1,406,320	$426,205	$—	$980,115
Preferred securities:
Energy	390,047	390,047	—	—
Debt securities:
Loan Assignments	1,805,257	—	1,805,257	—
Corporate debt:
Communication Services	5,456,266	—	5,456,266	—
Consumer Discretionary	15,030,186	—	15,030,186	—
Consumer Staples	4,701,800	—	4,701,800	—
Energy	30,050,257	—	30,050,257	—
Financials	48,912,320	—	48,912,320	—
Health Care	1,348,200	—	1,348,200	—
Industrials	32,049,615	—	32,049,615	—
Information Technology	3,022,163	—	3,022,163	—
Materials	10,191,037	—	10,191,037	—
Real Estate	3,098,094	—	3,098,094	—
Utilities	3,819,741	—	3,819,741	—
Short-Term Investment	13,436,715	13,436,715	—	—
Total assets	$174,718,018	$14,252,967	$159,484,936	$980,115

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

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